UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2013

Date of reporting period:	3/31/2013

Item 1. Schedule of Investments

VCA-11

Schedule of Investments

as of March 31, 2013 (Unaudited)

	Principal Amount (000)	Value
Short-Term Investments - 99.6%
Certificates of Deposit - 19.0%
Bank of Montreal
0.200%, 06/19/2013	$400	$400,000
Bank of Nova Scotia Houston
0.333%, 10/16/2013(b)	500	500,031
0.851%, 01/27/2014(b)	300	301,279
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.220%, 06/10/2013	500	500,000
Chase Bank (USA) NA
0.180%, 06/06/2013	300	300,000
Deutsche Bank AG
0.250%, 04/15/2013	400	400,000
Norinchukin Bank (NY Branch)
0.180%, 05/08/2013	400	400,000
Royal Bank of Canada (NY Branch)
0.355%, 07/11/2013(b)	400	400,000
Societe Generale
0.240%, 05/01/2013	400	400,000
State Street Bank & Trust Co.
0.190%, 04/09/2013	300	300,000
Sumitomo Mitsui Trust Bank Ltd.
0.180%, 05/07/2013	400	400,000
Sumitomo Mitsui Banking Corp.
0.240%, 06/12/2013	500	500,000
Svenska Handelsbanken AB
0.215%, 04/25/2013	350	350,001
Toronto Dominion Bank
0.301%, 07/26/2013(b)	350	350,000
Wells Fargo Bank NA
0.205%, 12/06/2013(b)	400	400,000
Westpac Banking Corp.
0.374%, 05/03/2013(b)	500	500,045

		6,401,356

Commercial Paper - 15.5%
ABN AMRO Funding USA LLC, 144A
0.280%, 04/03/2013(a)	400	399,984
Credit Agricole North America, Inc.
0.230%, 04/02/2013(a)	400	399,990
DNB Bank ASA, 144A
0.382%, 01/22/2014(b)	300	300,000
0.430%, 09/20/2013(b)	400	400,000
GDF Suez, 144A
0.250%, 05/06/2013(a)	300	299,921
HSBC Bank PLC, 144A
0.354%, 01/31/2014(b)	400	400,000
ING (U.S.) Funding LLC,
0.230%, 04/09/2013(a)	300	299,979
JP Morgan Chase & Co.
0.302%, 09/03/2013(b)	500	500,000
Nestle Capital Corp., 144A
0.200%, 09/06/2013(a)	300	299,732
Skandinaviska Enskilda Banken AB, 144A
0.240%, 05/09/2013(a)	300	299,918
State Street Corp.
0.170%, 06/05/2013(a)	400	399,872
Straight-A-Funding LLC, 144A
0.190%, 04/08/2013(a)	700	699,963
U.S. Bank National Association
0.150%, 04/01/2013	500	500,000

		5,199,359

Other Instruments - Corporate Bonds - 11.4%
BlackRock, Inc., Sr. Unsec’d. Notes
0.588%, 05/24/2013(b)	500	500,247
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
1.284%, 09/23/2013(b)	225	225,962
HSBC Bank PLC., Unsec’d. Notes, 144A
1.103%, 01/17/2014(b)	395	397,265
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN
0.454%, 07/15/2013(b)	500	500,253

MetLife Institutional Funding II, Sec’d. Notes, 144A
0.556%, 04/03/2013(b)	500	500,000
New York Life Global Funding., Sec’d. Notes, 144A
1.850%, 12/13/2013	300	303,197
Pacific Life Global Funding I, Sec’d. Notes, 144A
5.150%, 04/15/2013(b)	507	508,140
Total Capital Canada Ltd., Sr. Unsec’d. Notes,
0.683%, 01/17/2014(b)	300	301,008
Toyota Motor Credit Corp., Unsec’d. Notes, MTN
0.456%, 04/03/2013(b)	250	250,000
Wachovia Corp., Sr. Unsec’d. Notes, MTN
2.069%, 05/01/2013(b)	359	359,557

		3,845,629

U.S. Government Agency Obligations - 33.9%
Federal Farm Credit Bank
0.154%, 07/29/2013(b)	400	399,974
Federal Home Loan Bank
0.100%, 09/19/2013(b)	500	499,937
0.110%, 05/10/2013(a)	500	499,936
0.130%, 05/15/2013(a)	600	599,898
0.154%, 11/26/2013(b)	500	499,933
1.875%, 06/21/2013	530	532,101
Federal Home Loan Mortgage Corp.
0.100%, 07/12/2013(a)	1,000	999,708
0.101%, 07/01/2013(a)	500	499,869
0.117%, 06/25/2013(a)	300	299,914
0.120%, 08/12/2013(a)	520	519,764
0.142%, 09/13/2013(b)	120	119,978
0.151%, 04/02/2013(a)	500	499,992
0.160%, 04/16/2013(a)	500	499,960
0.160%, 04/18/2013(a)	500	499,956
Federal National Mortgage Association
0.100%, 07/01/2013(a)	500	499,869
0.110%, 07/23/2013(a)	300	299,894
0.118%, 05/15/2013(a)	300	299,953
0.120%, 08/15/2013(a)	500	499,768
0.130%, 08/19/2013(a)	1,000	999,484
0.192%, 08/12/2013(b)	500	500,059
0.500%, 08/09/2013(a)	500	500,660
1.000%, 09/23/2013	300	301,242
3.875%, 07/12/2013(a)	130	131,389
4.000%, 04/08/2013(a)	400	400,417

		11,403,655

U.S. Treasury Obligations - 3.3%
U.S. Treasury Notes
0.125%, 09/30/2013	500	499,969
0.250%, 10/31/2013	600	600,381

		1,100,350

Repurchase Agreements(c) - 16.5%
BNP Paribas Securities Corp.
0.11%, dated 03/26/2013, due 04/02/2013 in the amount of $1,000,021
(cost $1,000,000)	1,000	1,000,000
Goldman Sachs & Co.
0.13%, dated 03/27/2013, due 04/03/2013 in the amount of $500,013
(cost $500,000)	500	500,000
Goldman Sachs & Co.
0.17%, dated 03/01/2013, due 04/01/2013 in the amount of $400,059
(cost $400,000)	400	400,000
HSBC Securities (USA), Inc.
0.23%, dated 03/28/2013, due 04/01/2013 in the amount of $2,643,068
(cost $2,643,000)	2,643	2,643,000
Merrill Lynch & Co., Inc.
0.20%, dated 02/26/2013, due 04/30/2013 in the amount of $500,175
(cost $500,000)(d)	500	500,000
RBS Securities, Inc.
0.18%, dated 03/28/2013, due 04/04/2013 in the amount of $500,018
(cost $500,000)	500	500,000

		5,543,000

TOTAL INVESTMENTS - 99.6% (cost $33,493,349)		$33,493,349

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		127,667

NET ASSETS - 100%		$33,621,016

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(c)	Repurchase agreements are collaterized by FHLMC (coupon rates 4.00%-6.50%, maturity dates 09/01/2024-04/01/2042), FNMA (coupon rates 4.75%-6.00%, maturity dates 03/01/2015-11/01/2040) and U.S. Treasury Securities (coupon rates

0.88%-1.875%, maturity dates 07/15/2013-01/31/2017), with the aggregate value, including accrued interest, of $5,657,797.

(d)	Indicates a security that has been deemed illiquid.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities,

interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	6,401,356	$—
Commerical Paper	—	5,199,359	—
Other Instruments - Corporate Bonds	—	3,845,629	—
U.S. Government Agency Obligations	—	11,403,655	—
U.S. Treasury Obligations	—	1,100,350	—
Repurchase Agreements	—	5,543,000	—

Total	$—	$33,493,349	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuations: The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Account’s investments, which are summarized in the three broad levels hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

The Account values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 22, 2013

*	Print the name and title of each signing officer under his or her signature.